Lease obligation - Reconciliation of obligation (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Lease obligation
Additions	$ 155,206
Lease payments	(55,125)
Interest expense	5,024
Balance	105,105
Total lease obligations	105,105
Less: current portion	(89,517)
Non-current portion	$ 15,588